SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income		£ 13,396		£ 10,912		£ 9,274
Other income, net of insurance claims		5,230		7,747		7,993
Total income, net of insurance claims		18,626		18,659		17,267
Operating lease depreciation	[1]	0		0		0
Net income		18,626		18,659		17,267
Operating expenses		(11,729)		(12,346)		(12,627)
Impairment		(937)		(688)		(752)
Profit		5,960		5,625		3,888
Volatility And Other Items [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income		152	[2]	228	[3]	263	[4]
Other income, net of insurance claims		107	[2]	(186)	[3]	121	[4]
Total income, net of insurance claims		259	[2]	42	[3]	384	[4]
Operating lease depreciation	[1]	(956)	[2]	(1,053)	[3]	(895)	[4]
Net income		(697)	[2]	(1,011)	[3]	(511)	[4]
Operating expenses		2,053	[2]	1,821	[3]	1,948	[4]
Impairment			[2]	(107)	[3]	107	[4]
Profit		1,356	[2]	703	[3]	1,544	[4]
Insurance Gross Up [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	[5]	(834)		1,180		1,898
Other income, net of insurance claims	[5]	673		(1,356)		(2,110)
Total income, net of insurance claims	[5]	(161)		(176)		(212)
Operating lease depreciation	[1],[5]
Net income	[5]	(161)		(176)		(212)
Operating expenses	[5]	161		176		212
Impairment	[5]
Profit	[5]
Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income		12,714		12,320		11,435
Other income, net of insurance claims		6,010		6,205		6,004
Total income, net of insurance claims		18,724		18,525		17,439
Operating lease depreciation	[1]	(956)		(1,053)		(895)
Net income		17,768		17,472		16,544
Operating expenses		(8,765)		(9,049)		(9,117)
Impairment		(937)		(795)		(645)
Profit		8,066		7,628		6,782
Payment Protection Insurance [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Operating lease depreciation	[1]
Operating expenses		750		1,300		1,350
Profit		£ 750		£ 1,300		£ 1,350

[1]	Net of profits on disposal of operating lease assets of 60 million (2017: 32 million; 2016: 58 million).
[2]	In the year ended 31 December 2018 this comprises the effects of asset sales (loss of 145 million); volatility and other items (gains of 95 million); the amortisation of purchased intangibles (108 million); restructuring (879 million, comprising severance related costs, the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA and Zurich's UK workplace pensions and savings business); and the fair value unwind and other items (losses of 319 million).
[3]	Comprises the effects of asset sales (gain of 30 million); volatile items (gain of 263 million); liability management (loss of 14 million); the amortisation of purchased intangibles (91 million); restructuring costs (621 million, principally comprising costs relating to the Simplification programme; the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA); and the fair value unwind and other items (loss of 270 million).
[4]	Comprises the write-off of the Enhanced Capital Note embedded derivative and premium paid on redemption of the remaining notes (loss of 790 million); the effects of asset sales (gain of 217 million); volatile items (gain of 99 million); liability management (gain of 123 million); the amortisation of purchased intangibles (340 million); restructuring costs (622 million, principally comprising the severance related costs related to phase II of the Simplification programme); and the fair value unwind and other items (loss of 231 million).
[5]	The Group's insurance businesses' income statements include income and expenditure which are attributable to the policyholders of the Group's long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.